INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES

	December 31,
	December 31, 2024	December 31, 2023
Deferred tax assets:
Net operating loss carryforwards	$21,879,426	$19,354,491
Deferred tax liabilities:
Indefinite lived intangible assets	(1,244,949)	(1,840,170)
Valuation allowance	(20,883,467)	(17,882,335)
Net deferred tax assets	$(248,990)	$(368,014)